Trade and Other Receivables - Schedule of Non-Current Trade and Other Receivables (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of trade and other receivables [abstract]
Cash deposits for guarantees	$ 179	$ 168
Loans to customers	14	17
Tax receivable, other than income tax	136	116
Brazilian tax credits and interest receivables	1,085	960
Trade and other receivables	320	319
Non-current trade and other receivables	$ 1,735	$ 1,580